Offerings - Offering: 1	Aug. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 62,748,610.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,606.81
Offering Note
(1)
Calculated as the aggregate maximum purchase price for limited liability company interests (“Shares”) of StepStone Private Credit Fund LLC (the “Company”), based upon the net asset value per Share as of June 30, 2025 of $25.98. This amount is based upon the offer to purchase up to 2,415,266 Shares.

(2)
Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule
0-11
under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2025.